Supplemental Consolidated Balance Sheet Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Consolidated Balance Sheet Information [Line Items]
Allowance for credit losses
Provisions, write-offs, or recoveries